Accumulated Other Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Components of Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income, net of tax, are as follows:

In thousands	July 31, 2013	October 31, 2012
Foreign currency translation adjustment	$73,590	$80,656
Gain on cash flow hedges	2,069	5,756

	$75,659	$86,412

The components of accumulated other comprehensive income, net of tax, are as follows:

	October 31,
In thousands	2012	2011
Foreign currency translation adjustment	$80,656	$124,230
Gain/(loss) on cash flow hedges	5,756	(8,103)

	$86,412	$116,127